GOING CONCERN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
GOING CONCERN [Abstract]
Net loss (income)	$ 296,575	$ 318,055	$ 962,953	$ 1,974,906	$ 2,883,362	$ 2,468,364
Net cash used in operating activities			258,607	$ 304,297	525,148	1,189,057
Working capital deficit	2,132,349		2,132,349		2,410,679
Accumulated deficit	$ 6,471,282		$ 6,471,282		$ 5,508,329	$ 2,624,967